Deposits (Details) - USD ($)	Dec. 31, 2022	Aug. 24, 2022	Aug. 11, 2022	May 10, 2022
Disclosure of Deposits [Abstract]
Deposit amount	$ 7,120	$ 3,000	$ 2,000	$ 2,000
Annual interest rate		4.47%	4.39%	3.02%
Deposit value		$ 3,047	$ 2,034	$ 2,039